INCOME TAXES (Details 3)	Dec. 31, 2022 USD ($)
Net Operating Losses recorded as Federal deferred tax asset [Member]
2023 through 2037	$ 0
Total expiring operating losses (incurred prior to December 31, 2017)	0
Non-expiring operating losses (incurred after December 31, 2017)	36,223,016
Total Operating Loss	36,223,016
Net Operating Losses recorded as State deferred tax asset [Member]
2023 through 2037B3	0
Total expiring operating losses (incurred prior to December 31, 2017)	0
Non-expiring operating losses (incurred after December 31, 2017)	1,351,870
Total Operating Loss	$ 1,351,870